Document and Entity Information	Apr. 03, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 03, 2023
Entity Registrant Name	SLR Private Credit BDC II LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	814-01616
Entity Tax Identification Number	88-1890628
Entity Address, Address Line One	500 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	993-1670
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001932591